Trade and other payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current liabilities
Trade payables	$ 3,640	$ 3,267	$ 2,550
Value added and payroll taxes and social security	401	492	468
Rebates, chargebacks, returns and other revenue accruals	7,805	7,817	6,078
Clinical trial accruals	1,419	1,424	1,417
Other accruals	6,463	6,112	5,551
Collaboration Revenue contract liabilities	7	7	12
Vaccine contract liabilities	119	142	169
Deferred government grant income			1
Contingent consideration	1,170	966	757
Acerta Pharma share purchase liability (Note 26)		833	867
Other payables	1,441	1,314	1,170
Total	22,465	22,374	19,040
Contract liabilities within rebates, chargebacks, returns and other accruals	114	102	87
Contract liabilities	96
Non-current liabilities
Accruals	65	36	37
Collaboration Revenue contract liabilities		7	14
Contingent consideration noncurrent	581	1,171	1,465
Acerta Pharma share purchase liability (Note 26)			779
Other payables	1,124	1,446	1,975
Total	1,770	2,660	4,270
Payment of Acerta Pharma share purchase liability	833	867	920
Trade payables
Trade payables, supply chain financing programme	$ 105	123	67
Number of suppliers enrolled in supply chain financing programme	458
Revenue recognised in the year for previous contract liabilities	$ 96
UNITED STATES
Current liabilities
Rebates, chargebacks, returns and other revenue accruals	4,978	5,116	3,961
CHINA
Current liabilities
Rebates, chargebacks, returns and other revenue accruals	532	567	579
Acerta Pharma
Non-current liabilities
Payment of Acerta Pharma share purchase liability	833	867	920
Share purchase liabilities	0	833	1,646
Other Revenue
Current liabilities
Contract liabilities	89
Trade payables
Revenue recognised in the year for previous contract liabilities	89
Collaboration Revenue
Current liabilities
Contract liabilities	7
Trade payables
Revenue recognised in the year for previous contract liabilities	7
Enhertu
Current liabilities
Other payables	377	199	100
Non-current liabilities
Other payables	456	774	1,125
Airsupra
Non-current liabilities
Other payables	462	464	0
Rare Disease | UNITED STATES
Current liabilities
Rebates, chargebacks, returns and other revenue accruals	$ 240	$ 190	$ 139